Intangible Assets - Changes in Goodwill by Business Segment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	¥ 203,891	¥ 243,827
Acquisitions	179,197
Impairment losses	0	(42,398)	¥ 0
Exchange differences	13,191	2,462
Carrying amount, ending balance	396,279	203,891	243,827
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	308,913	306,451
Carrying amount, ending balance	501,301	308,913	306,451
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	(105,022)	(62,624)
Carrying amount, ending balance	(105,022)	(105,022)	(62,624)
Retail Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	61,952	61,952
Acquisitions	0
Exchange differences	0
Carrying amount, ending balance	61,952	61,952	61,952
Retail Business Unit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	61,952	61,952
Carrying amount, ending balance	61,952	61,952	61,952
Retail Business Unit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, ending balance	0
Global Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	4,450	3,864
Acquisitions	0
Exchange differences	527	586
Carrying amount, ending balance	4,977	4,450	3,864
Global Business Unit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	4,450	3,864
Carrying amount, ending balance	4,977	4,450	3,864
Global Business Unit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, ending balance	0
Head Office Account and Others [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	137,489	178,011
Acquisitions	179,197
Impairment losses		(42,398)
Exchange differences	12,664	1,876
Carrying amount, ending balance	329,350	137,489	178,011
Head Office Account and Others [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	242,511	240,635
Carrying amount, ending balance	434,372	242,511	240,635
Head Office Account and Others [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	(105,022)	(62,624)
Carrying amount, ending balance	¥ (105,022)	¥ (105,022)	¥ (62,624)